Shareholder Report, Line Graph (Details)		6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000009521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Research Fund (Class A) — With sales charge
Average Annual Return, Percent	[1]		19.41%	11.33%	10.97%
C000009521 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Research Fund (Class A) — Without sales charge
Average Annual Return, Percent			25.36%	12.42%	11.51%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent			26.38%	15.15%	13.75%

[1]	Reflects 4.75% front-end sales charge.